Trading Derivatives (assets and liabilities) and short positions - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	€ 92,879	€ 125,618	€ 125,458	€ 148,187
Financial liabilities at fair value through profit or loss that meet definition of held for trading	70,343	107,634	107,624	108,765
Derivatives
Financial instruments
Financial liabilities at fair value through profit or loss that meet definition of held for trading	55,341	57,902	57,892	74,369
Derivatives | Interest rate risk
Financial instruments
Financial liabilities at fair value through profit or loss that meet definition of held for trading	36,487		37,582	48,124
Derivatives | Exchange rate risk
Financial instruments
Financial liabilities at fair value through profit or loss that meet definition of held for trading	17,025		18,014	23,500
Derivatives | Price risk
Financial instruments
Financial liabilities at fair value through profit or loss that meet definition of held for trading	1,673		2,040	2,402
Derivatives | Other risks
Financial instruments
Financial liabilities at fair value through profit or loss that meet definition of held for trading	156		256	343
Derivatives
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	55,939	€ 57,243	57,243	72,043
Derivatives | Interest rate risk
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	36,087		38,030	47,884
Derivatives | Exchange rate risk
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	16,912		16,320	21,087
Derivatives | Price risk
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	2,828		2,167	2,599
Derivatives | Other risks
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	€ 112		€ 726	€ 473